SIGNIFICANT ACCOUNTING POLICIES - Consolidation of structured entities (Details) - Adesol - Call Option Agreement of Adesol $ in Millions						12 Months Ended
	Jan. 16, 2018 ARS ($)	Dec. 30, 2017	Dec. 28, 2017 USD ($)	Dec. 28, 2017 ARS ($)	Dec. 22, 2016 ARS ($)	Dec. 31, 2018 ARS ($)
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Purchase price of call option			$ 5,011,747	$ 45	$ 128
Extension period of call option			2 years	2 years
Period available for payment of supplement to option premium		10 days
Supplement option premium payable			$ 4,500,000		$ 45	$ 83
Period available for grantor for returning of premium after expiration			10 days	10 days
Supplement option premium receivable after expiration of call option			$ 2,500,000
Other deferred
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Supplemental option premium paid	$ 91					$ 132